Note 12 - Commitments, Contingencies and Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Operating Leases, Rent Expense	$ 3.7	$ 3.6	$ 3.1
Restricted Stock Units (RSUs) [Member]
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 1.3